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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [_]; Amendment Number:
                                               -------
  This Amendment (Check only one): [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

CMGI, Inc.
100 Brickstone Square
Andover, MA 01810

Form 13F File Number:  028-05757


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Thomas Oberdorf
Chief Financial Officer and Treasurer
(978) 684-3600


Signature, Place and Date of Signing:


/s/ Thomas Oberdorf
----------------------
Andover, Massachusetts
August 14, 2002

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

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                              Form 13F SUMMARY PAGE

                          REPORTING MANAGER: CMGI, Inc.


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  9
                                        ---

Form 13F Information Table Value Total: $ 34,630 (thousands)
                                        ---------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                           FORM 13F INFORMATION TABLE
                          REPORTING MANAGER: CMGI, Inc.


                                                  ITEM 4:       ITEM 5:
                                                   FAIR         SHARES                                          ITEM 8:
                         ITEM 2:     ITEM 3:       MARKET         OR               ITEM 6:                  VOTING AUTHORITY
    ITEM 1:             TITLE OF     CUSIP         VALUE       PRINCIPAL   SH/   INVESTMENT   ITEM 7:    (A)     (B)      (C)
NAME OF ISSUER           CLASS       NUMBER        (000)        AMOUNT     PRN   DISCRETION  MANAGERS    SOLE   SHARED    NONE


divine, inc.              COM        255404105       164        42,127      SH       SOLE               42,127
Engage, Inc.              COM        292827102     13,358     148,417,801   SH       SOLE             148,417,801
GLOBALMEDIA.COM           COM        37935A109        9        1,822,127    SH     DEFINED             1,822,127
MotherNature.com, Inc.    COM        61978K105       12        1,236,674    SH     DEFINED             1,236,674
NaviSite, Inc.            COM        63935M109     10,733     71,553,306    SH       SOLE             71,553,306
PTEK Holdings, Inc.       COM        69366M104       215        37,500      SH     DEFINED              37,500
Techlabs, Inc. (1)        COM        87833L103       38         960,307     SH     DEFINED              960,307
Terra Networks, S.A.      COM                        828        142,966     SH     DEFINED              142,966
Vicinity Corporation      COM        925653107      9,273      4,636,422    SH     DEFINED             4,636,422



     1. Yesmail, Inc., a wholly owned subsidiary of CMGI, Inc., currently holds 12,500 shares of Techlabs, Inc. Pursuant to the Agreement for the Purchase and Sale of Assets, dated December 7, 1999, an additional 947,807 shares are issuable to Yesmail, Inc., but are not yet issued. The issuance of these shares is currently in dispute.